Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares shares	Jun. 30, 2022 HKD ($) $ / shares shares
Revenues
Total revenues		$ 30,124,952	$ 3,858,068	$ 31,466,673	$ 46,915,077
Cost of revenues		(13,951,669)	(1,786,774)	(12,999,672)	(11,696,317)
Operating expenses
Selling, general and administrative expenses		(9,047,204)	(1,158,665)	(8,178,103)	(8,137,263)
Reversal of provision for (Provision for) credit losses		(101,598)	(13,012)	61,357	(5,246)
Total operating expenses		(9,148,802)	(1,171,677)	(8,116,746)	(8,142,509)
Income from operations		7,024,481	899,617	10,350,255	27,076,251
Other income (expense)
Interest income		221,723	28,396	186,390	5,142
Interest expense		(34,674)	(4,441)	(123,269)	(238,742)
Other income		77,762	9,959	402,967	411,692
Total other income		264,811	33,914	466,088	178,092
Income before income tax		7,289,292	933,531	10,816,343	27,254,343
Total income tax expense		(1,783,803)	(228,450)	(1,805,663)	(4,696,002)
Net income		5,505,489	705,081	9,010,680	22,558,341
Foreign currency translation adjustment		13,205	1,691	(45,583)	(12,114)
Comprehensive income		$ 5,518,694	$ 706,772	$ 8,965,097	$ 22,546,227
Weighted average number of ordinary shares
Basic (in Shares)	[1]	16,000,000	16,000,000	16,000,000	16,000,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.34	$ 0.04	$ 0.56	$ 1.41
Employment Services
Revenues
Total revenues		$ 12,529,119	$ 1,604,590	$ 14,485,440	$ 15,030,032
Payroll Outsourcing Services
Revenues
Total revenues		17,595,833	2,253,478	16,981,233	16,011,572
Consultancy and Market Research Services
Revenues
Total revenues					$ 15,873,473

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.